Other Current Assets and Other Current Financial Assets	6 Months Ended
Jun. 30, 2020
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Other Current Assets and Other Current Financial Assets
Note 7. Other Current Assets and Other Current Financial Assets
As of June 30, 2020 and December 31, 2019, Company’s other current assets and other current financial assets totalled Ps. 4,692 and Ps. 2,724, respectively.